                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        January 11, 2004

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                    4
         Form 13F Information Table Entry Total               93
         Form 13F Information Table Value Total:     $476,365 (thousands)

List of Other Included Managers:

         No.      13F File No.      Name

         01       28-5534           Centurion Advisors, L.P.
         02       28-5414           Centurion Investment Group, L.P.
         03       28-7106           Centurion Investors, LLC
         04                         Joe Crevelli

                            Form 13F as of 12/31/03
                    Reporting Manager: Raiff Partners, Inc.

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      Item 1            Item 2     Item 3      Item 4        Item 5             Item 6            Item 7            Item 8
  Name of Issuer        Title      Cusip     Fair Market    Shares or    Investment Discretion                  Voting Authority
                       of Class    Number       Value       Principal
                                                             Amount                      Shared
                                                                        Sole    Shared    Other   Managers     Sole Shared  None
                                                                         (A)     (B)      (C)                  (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                  CS    885535104      629,090        77,000             x                1,2,3,4      x
ADVANCED MICRO DEV         CS    007903107      573,650        38,500             x                1,2,3,4      x
AGCO                       CS    001084102      571,976        28,400             x                 1,2,3       x
ALLIANCE GAMING CORP       CS    01859P609      569,415        23,100             x                1,2,3,4      x
ALLIED DEFENSE
  GROUP INC                CS    019118108      263,010        11,000             x                 1,2,3       x
ALLSTATE                   CS    020002101    4,732,200       110,000             x                 1,2,3       x
ALTRIA GROUP               CS    718154107    8,435,100       155,000             x                 1,2,3       x
AMER INT GRP               CS    026874107   15,575,800       235,000             x                 1,2,3       x
AMERADA HESS CORP          CS    023551104    7,459,751       140,300             x                 1,2,3       x
ANADARKO PETROLEUM         CS    032511107    8,671,700       170,000             x                 1,2,3       x
ANTHRACITE CAPITAL         CS    037023108      387,450        35,000             x                 1,2,3       x
AT&T CAP CORP-8.25%
  PINES                    PFD   00206J209       62,450         2,500             x                 1,2,3       x
ATARI INC                  CS    04651M105    1,050,000       250,000             x                 1,2,3       x
AXIS CAPITAL HOLDINGS      CS    G0692U109   65,043,968     2,221,447             x                 1,2,3       x
BANK ONE                   CS    06423A103    5,470,800       120,000             x                 1,2,3       x
BERKSHIRE HATHAWAY
  - CLASS B                CS    84670207     7,558,275         2,685             x                 1,2,3       x
BEVERLY
  ENTERPRISES INC          CS    087851309      330,715        38,500             x                1,2,3,4      x
BROCADE
  COMMUNICATIONS SYS       CS    111621108      356,048        61,600             x                1,2,3,4      x
CALPINE                    CS    131347106      333,333        69,300             x                1,2,3,4      x
CEDAR SHOPPING
  CENTERS INC              CS    150602209    1,661,796       133,800             x                 1,2,3       x
CENTEX                     CS    152312104   13,779,200       128,000             x                 1,2,3       x
CIT GROUP                  CS    125581108   10,964,750       305,000             x                 1,2,3       x
CITIGROUP INC COM STK      CS    172967101    9,465,300       195,000             x                 1,2,3       x
COCA-COLA ENTERP           CS    191219104    6,342,300       290,000             x                 1,2,3       x
COSTCO WHOLESALE           CS    22160K105    6,692,400       180,000             x                 1,2,3       x
CROWN HOLDINGS INC         CS    228368106    3,764,430       415,500             x                1,2,3,4      x
DEL MONTE FOODS CO         CS    24522P103    1,456,000       140,000             x                 1,2,3       x
E*TRADE GROUP INC          CS    269246104    5,060,000       400,000             x                 1,2,3       x
FEDERATED DEP COM          CS    31410H101   16,764,141       355,700             x                 1,2,3       x
FIVE STAR QUALITY CARE     CS    33832D106      560,560       127,400             x                1,2,3,4      x
FLEETBOSTON FIN'L          CS    339030108   11,349,000       260,000             x                 1,2,3       x
FREDDIE MAC                CS    313400301   19,828,800       340,000             x                 1,2,3       x
FRIEDMAN BILLINGS
  RAMSEY - A               CS    358434108    5,654,600       245,000             x                 1,2,3       x
FRONTLINE LTD              CS    G3682E127    1,910,250        75,000             x                 1,2,3       x
GENAERA CORPORATION        CS    36867G100      443,085       135,500             x                1,2,3,4      x
GENERAL DYNAMICS           CS    369550108    9,490,950       105,000             x                 1,2,3       x
GLIMCHER REALTY TRUST      CS    379302102    2,685,600       120,000             x                 1,2,3       x
GULFTERRA ENERGY
  PARTNERS LP              CS    40274U108      254,880         6,000             x                 1,2,3       x
HARTFORD FINCL SRVCS       CS    416515104   15,347,800       260,000             x                 1,2,3       x
HOUSEHOLD INTERNATIONAL
  10% 6/30/30 PFD          PFD   44180s207      110,560         4,000             x                 1,2,3       x
HSBC HOLDINGS              CS    404280406   15,764,000       200,000             x                 1,2,3       x
IMAX CORP                  CS    45245E109      487,256        61,600             x                1,2,3,4      x
INPUT/OUTPUT INC           CS    457652105      625,086       138,600             x                1,2,3,4      x
INTRABIOTICS
  PHARMACEUTICALS          CS    46116T506      558,670        34,700             x                 1,2,3       x
KANSAS CITY SOUTHERN       CS    485170302    3,222,000       225,000             x                 1,2,3       x
KERZNER
  INTERNATIONAL LTD        CS    P6065Y107    1,348,016        34,600             x                 1,2,3       x
KEY ENERGY
  SERVICES INC             CS    492914106      594,887        57,700             x                1,2,3,4      x
LEHMAN BROTHERS            CS    524908100   21,235,500       275,000             x                 1,2,3       x
LEUCADIA NATIONAL CORP     CS    527288104    5,485,900       119,000             x                 1,2,3       x
LIBERTY MEDIA CORP         CS    530718105    9,155,300       770,000             x                 1,2,3       x
LNR PPTY CORP COM          CS    501940100    3,218,150        65,000             x                 1,2,3       x
LUCENT TECHNOLOGIES        CS    549463107      404,984       142,600             x                1,2,3,4      x
LUMINEX CORP               CS    55027E102      505,582        53,900             x                1,2,3,4      x
La QUINTA PPTYS
  INC 9.0% SER A 1/10      PFD   50419Q201      305,040        12,000             x                 1,2,3       x
LaJOLLA
  PHARMACEUTICAL CO        CS    503459109      431,964       101,400             x                1,2,3,4      x
MERCK & CO.                CS    589331107    1,386,000        30,000             x                 1,2,3       x
MFA MORTGAGE
  INVESTMENTS INC          CS    55272X102    2,437,500       250,000             x                 1,2,3       x
MICROSOFT                  CS    594918104   10,948,000       400,000             x                 1,2,3       x
NEIMAN MARCUS A            CS    640204202    7,401,093       137,900             x                 1,2,3       x
NEXMED INC                 CS    652903105      655,158       164,200             x                1,2,3,4      x
NOVELL                     CS    670006105      405,405        38,500             x                1,2,3,4      x
NTN
  COMMUNICATIONS INC       CS    629410309    1,217,300       329,000             x                1,2,3,4      x
OLD REPUBLIC INTL          CS    680223104    5,979,888       235,800             x                 1,2,3       x
OMI CORP                   CS    690732102    2,410,207       269,900             x                1,2,3,4      x
ONEIDA LTD                 CS    682505102       44,175         7,500             x                 1,2,3       x
OXFORD INDUSTRIES INC      CS    691497309    6,776,000       200,000             x                 1,2,3       x
PACIFIC SUNWEAR OF CALIF   CS    694873100      422,000        20,000             x                 1,2,3       x
PALATIN TECHNOLOGIES INC   CS    696077304      327,250       130,900             x                1,2,3,4      x
PETROCHINA CO LTD          CS    71646E100    2,167,900        38,000             x                 1,2,3       x
PFIZER                     CS    717081103    1,943,150        55,000             x                 1,2,3       x
PLAINS ALL AMER
  PIPELINE LP              CS    726503105      162,300         5,000             x                 1,2,3       x
POLO RALPH LAUREN CORP     CS    731572103   12,499,200       434,000             x                 1,2,3       x
PXRE GROUP LTD             CS    704227107    4,973,270       211,000             x                 1,2,3       x
QUICKSILVER INC            CS    74838C106    2,836,800       160,000             x                 1,2,3       x
RETAIL VENTURES INC        CS    76128Y102    1,347,575       283,700             x                 1,2,3       x
REYNOLDS R J TOB           CS    76182k105    6,396,500       110,000             x                 1,2,3       x
RPM INTERNATIONAL INC      CS    749685103    2,715,900       165,000             x                 1,2,3       x
SBC COMMUNICATIONS         CS    78387G103    7,169,250       275,000             x                 1,2,3       x
SIGMA DESIGNS INC          CS    826565103      990,948       131,600             x                1,2,3,4      x
SONY CORP                  CS    835699307    3,467,000       100,000             x                 1,2,3       x
SUN HEALTHCARE GROUP INC   CS    866933401    1,201,960       120,800             x                1,2,3,4      x
SUN MICROSYSTEMS           CS    866810104      516,285       115,500             x                1,2,3,4      x
TAIWAN SEMICONDUCTOR
  -SP ADR                  CS    874039100    4,057,088       396,200             x                1,2,3,4      x
TOLL BROTHERS INC          CS    889478103    1,232,560        31,000             x                 1,2,3       x
TOMMY HILFIGER CORP        CS    G8915Z102   12,917,282       872,200             x                 1,2,3       x
UNION PACIFIC              CS    907818108    8,337,600       120,000             x                 1,2,3       x
UNIVERSAL HEALTH REALTY    CS    91359e105      773,570        25,700             x                 1,2,3       x
VAN DER MOOLEN KOLDING
  - ADR                    CS    921020103    3,432,550       395,000             x                 1,2,3       x
VASOGEN INC                CS    92232F103      756,000       100,800             x                1,2,3,4      x
VERIZON COMMUN             CS    92343V104    6,693,264       190,800             x                1,2,3,4      x
VIACOM INC CL B            CS    925524308   13,535,900       305,000             x                 1,2,3       x
WESTERN DIGITAL CORP       CS    958102105      707,400        60,000             x                 1,2,3       x
WESTERN RESOURCE 7.875%
  SER A                    PFD   959423203      120,240         4,800             x                 1,2,3       x


TOTAL PORTFOLIO                             476,364,936    17,221,132